Insurance-Related Accounts - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Liability for Future Policy Benefit, by Product Segment [Line Items]
Combined amounts of statutory net equity of insurance subsidiaries which is not measured in accordance with U.S. GAAP	¥ 390,649	¥ 362,267
Life insurance revenues	670,506	718,052	651,752
Non-life insurance revenues	86,780	81,974	76,958
Amortization of deferred insurance acquisition costs charged to income	45,236	54,700	54,854
Future insurance policy benefits	¥ 3,815,351	¥ 3,528,127
Minimum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rates for future policy benefit based on market conditions and expected investment returns	1.50%
Interest rates sensitive whole life contracts	1.90%
Credited rates associated with investment contracts	0.10%
Maximum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rates for future policy benefit based on market conditions and expected investment returns	4.50%
Interest rates sensitive whole life contracts	2.00%
Credited rates associated with investment contracts	6.30%